Vanguard 500 Index Fund
Summary Prospectus

April 26, 2012

Signal® Shares

Vanguard 500 Index Fund Signal Shares (VIFSX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
April 26, 2012, are incorporated into and made part of this Summary Prospectus by reference.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Signal Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the
Fund’s Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4%.

Primary Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Standard & Poor‘s 500 Index, a widely recognized benchmark of
U.S. stock market performance that is dominated by the stocks of large U.S.
companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
The Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

• Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Signal
Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes)
does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling
Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard 500 Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.00% (quarter ended June 30, 2009), and the lowest return for a quarter was
–21.92% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011
			Since
			Inception
			(Sep. 29,
	1 Year	5 Years	2006)
Vanguard 500 Index Fund Signal Shares
Return Before Taxes	2.08%	–0.23%	1.02%
Return After Taxes on Distributions	1.76	–0.55	0.69
Return After Taxes on Distributions and Sale of Fund Shares	1.76	–0.22	0.84
Standard & Poor’s 500 Index
(reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	1.00%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After
Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael H. Buek, CFA, Principal of Vanguard. He has managed the Fund since 1991.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). Signal Shares generally are available to certain institutional and financial intermediary clients with no minimum initial or subsequent investment requirements.

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard 500 Index Fund Signal Shares—Fund Number 1340

CFA® is a trademark owned by CFA Institute.
This fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and its affiliates ("S&P"). S&P makes no repre-
sentation, condition or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Standard & Poor’s 500 Index to track the performance of certain financial markets and/or sections thereof and/or of groups of assets or asset classes. S&P's only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names and of the Standard &
Poor’s 500 Index which is determined, composed and calculated by S&P without regard to The Vanguard Group, Inc. or the fund. S&P has no obligation to take the needs of The Vanguard Group, Inc. or the owners of the fund into consideration in determining, composing or calculating the Standard & Poor’s 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determina-
tion or calculation of the equation by which the fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the fund.
S&P does not guarantee the accuracy and/or the completeness of the Standard & Poor’s 500 Indexor any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition or representation, express or implied, as to results to be obtained by The Vanguard Group, Inc., owners of the fund, or any other person or entity from the use of the Standard & Poor’s 500 Index or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the Standard &
Poor’s 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Standard &
Poor’s 500 Index or any data included therein, even if notified of the possibility of such damages.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SP 1340 042012